Note 12 - Share-based Compensation	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.	Share-based compensation

During the
nine
months ended
September 30, 2020,
the Company granted a total of
1,661,943
share options and
14,394
restricted shares, respectively.

The following table summarizes total share-based compensation expense recognized for the three
and
nine
months ended
September 30, 2019
and
2020:

	Three months ended		Nine months ended
	September 30,		September 30,

	2019	2020	2019	2020
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	125	257	502	4,008
General and administrative	337	1,519	1,248	2,074
Total	462	1,776	1,750	6,082